SHAREHOLDERS’ EQUITY (DEFICIT)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
SHAREHOLDERS’ EQUITY (DEFICIT)

NOTE－14 SHAREHOLDERS’ EQUITY (DEFICIT)

Authorized stock

The Company is authorized to issue two classes of stock. The total number of shares of stock which the Company is authorized to issue is 55,000,000 shares of capital stock, consisting of 50,000,000 shares of common stock, $0.0001 par value per share, and 5,000,000 shares of preferred stock, $0.0001 par value per share. On May 1, 2024, the Company effected a 1-for-15 reverse stock split of the issued and outstanding shares of the Company’s common stock. All share and per share information in these unaudited condensed financial statements and its footnotes have been retroactively adjusted for the periods presented.

The holders of the Company’s common stock are entitled to the following rights:

Voting Rights: Each share of the Company’s common stock entitles its holder to one vote per share on all matters to be voted or consented upon by the stockholders. Holders of the Company’s common stock are not entitled to cumulative voting rights with respect to the election of directors.

Dividend Right: Subject to limitations under Nevada law and preferences that may apply to any shares of preferred stock that the Company may decide to issue in the future, holders of the Company’s common stock are entitled to receive ratably such dividends or other distributions, if any, as may be declared by the Board of the Company out of funds legally available therefor.

Liquidation Right: In the event of the liquidation, dissolution or winding up of our business, the holders of the Company’s common stock are entitled to share ratably in the assets available for distribution after the payment of all of the debts and other liabilities of the Company, subject to the prior rights of the holders of the Company’s preferred stock.

Other Matters: The holders of the Company’s common stock have no subscription, redemption or conversion privileges. The Company’s common stock does not entitle its holders to preemptive rights. All of the outstanding shares of the Company’s common stock are fully paid and non-assessable. The rights, preferences and privileges of the holders of the Company’s common stock are subject to the rights of the holders of shares of any series of preferred stock which the Company may issue in the future.

Common stock outstanding

As of September 30, 2025 and December 31, 2024, the Company had a total of 6,105,525 and 3,718,030 shares of its common stock issued and outstanding, respectively.

On February 10, 2021, the Company effected a 750 for 1 stock split of the issued and outstanding shares of the Company’s common stock. The number of authorized shares and par value remain unchanged. All share and per share information in this financial statements and footnotes have been retroactively adjusted for the periods presented, unless otherwise indicated, to give effect to the forward stock split.

On September 21, 2021, the Company effected a 1 for 2.5 stock split of the issued and outstanding shares of the Company’s common stock. The number of authorized shares and par value remain unchanged. All share and per share information in this financial statements and footnotes have been retroactively adjusted for the periods presented, unless otherwise indicated, to give effect to the reverse stock split.

On November 8, 2021, the Company entered into an underwriting agreement with Maxim Group LLC, related to the offering of 192,593 shares of the Company’s common stock (the “Firm Shares”), at a public offering price of $135.00 per share. Under the terms of the Underwriting Agreement, the Company granted the Underwriters an option, exercisable for 45 days, to purchase an additional 236,111 shares of common stock (the “Option Shares”) to cover over-allotments. The Company’s common stock was listed on the Nasdaq Capital Market on November 9, 2021 and began trading on such date. The closing (the IPO Closing.) of the offering and sale of the Firm Shares and the sale of 236,111 Option Shares occurred on November 12, 2021. Aggregate gross proceeds from the closing related to the Firm Shares and the Option Shares was $26,000,001 and $2,124,999, respectively. The Company incurred expenses of $2,677,846 in connection with the IPO.

Upon the closing of the IPO, all outstanding shares of preferred stock series A, B, B-1, C and C-1 were automatically converted into 59,259 shares, 50,960 shares, 3,200 shares, 31,040 shares and 279,680 shares of the Company’s common stock for the value of $8,000,000, $3,412,503, $466,720, $8,353,373 and $5,536,832, respectively.

On May 1, 2024, the Company effected a 1-for-15 reverse stock split of the issued and outstanding shares of the Company’s common stock. The number of authorized shares has changed to 6,333,333 shares and par value remain unchanged. All share and per share information in these financial statements and its footnotes have been retroactively adjusted for the years presented, unless otherwise indicated, to give effect to the reverse stock split.

The forward stock split and reverse stock split described above had no effect on the stated value of the preferred stock, and the number of designated shares and outstanding shares of each series of preferred stock was unchanged in accordance with the respective certificate of designations. The number of authorized shares of preferred stock remained unchanged.

During the nine months period ended September 30, 2025 and 2024, the Company issued 0 and 133,333 shares of common stock to consultants in exchange for consulting services value at $0 and $330,000, respectively.

During the three months ended September 30, 2025 and 2024, the Company did not issue any shares of common stock to consultants in exchange for consulting services.

During the nine months period ended September 30, 2025 and 2024, the Company issued 837,495 and 202,754 shares of common stock to fourteen and nineteen of its employees as compensation valued at $1,044,789 and $407,233, respectively.

During the three months period ended September 30, 2025 and 2024, the Company issued 794,464 and 144,993 shares of common stock to fourteen and nineteen of its employees as compensation valued at $980,289 and $278,533, respectively.

During the nine months ended September 30, 2025 and 2024, the Company issued 0 and 300,000 shares of common stock for private placement valued at $0 and $200,000, respectively.

During the three months ended September 30, 2025 and 2024, no shares were issued for private placement.

During the nine months period ended September 30, 2025 and 2024, the Company issued 0 and 24,631 shares of common stock for settlement of acquisition of subsidiary valued at $0 and $75,002, respectively.

During the three months ended September 30, 2025 and 2024, no shares were issued for settlement of acquisition of subsidiary.

During the nine months period ended September 30, 2025 and 2024, the Company issued 1,250,000 and 0 shares issued for At-The-Market (ATM) equity offering program value at $1,879,756 and $0, respectively.

During the three months period ended September 30, 2025 and 2024, the Company did not issue any shares of common stock for At-The-Market (ATM) equity offering program, respectively.

During the nine months period ended September 30, 2025 and 2024, the Company’s subsidiaries issued 1,800,000 and 0 shares for convertible notes value at $2,700,000 and $0, respectively. The convertible notes have been fully converted into the common stock of the subsidiaries.

During the three months period ended September 30, 2025 and 2024, no convertible notes has been issued by the Company’s subsidiaries.

During the three and nine months period ended September 30, 2025 and 2024, the Company’s subsidiaries issued 3,750,000 and 0 shares of common stock of Nusatrip Incorporated at an initial public offering price of $4.00 per share after deducting underwriting discounts, underwriter expense allowance and other expenses at $13,144,319 and $0, respectively.

During the three and nine months period ended September 30, 2025 and 2024, the Company’s subsidiaries issued 562,500 and 0 shares of common stock of Nusatrip Incorporated sell to the underwriters up to an additional 562,500 shares at $2,060,000 and $0, respectively.

Warrants

In August 2019, the Company issued 1,400 warrants to purchase 1,400 shares of its common stock to one employee as compensation for his services to the Company, at a fair value of $17,500. Each warrant is convertible into one share of common stock at an exercise price of $0.0015 per share. The warrants will expire on the second (2nd) anniversary of the initial date of issuance. As at December 31, 2019, none of the warrants have been exercised. 1,400 shares were fully exercised during the year ended December 31, 2020.

In December 2020, the Company issued a certain number of warrants pursuant to the Series C-1 Subscription Agreement. Each redeemable warrant allows the holder to purchase one C-1 preferred stock at a price of $6,300 per share. The warrants shall be exercisable on or before December 31, 2020, 2021 and 2022. During the year ended December 31, 2022, the Company issued 126 warrants.

In December 2020, a total of 56 warrants were exercised in exchange for 56 Series C-1 preferred stocks. (refer note 15 for details).

Below is a summary of the Company’s issued and outstanding warrants as of September 30, 2025 and December 31, 2024. In December 2020, a total of 838 warrants were exercised in exchange for 838 Series C-1 preferred stocks:

	Warrants	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding as of December 31, 2023	252,929	53.55	3.02
Outstanding as of December 31, 2024	252,929	53.55	2.00
Issued (c)	—	—	—
Exercised	—	—	—
Expired	(16,263)	53.55	—
Outstanding as of September 30, 2025	236,666	$53.55	1.38

There is no intrinsic value for the warrants as of September 30, 2025 and December 31, 2024.

(a)	Common stock will be issued upon exercise of the 9,630 warrants having intrinsic value of $0 and $73,667 as of December 31, 2022 and 2021, respectively.

(b)	Series C-1 Preferred Stock will be issued upon the exercise of the warrants. The Series C-1 Preferred Stock was automatically converted into 0 and 77,200 shares of common stock with the intrinsic value of $0 and $10,433,580 as of December 31, 2022 and 2021, respectively.

(c)	Common stock will be issued upon warrants exercise of the 243,299 warrants having no intrinsic value as of December 31, 2022.

On April 19, 2021, the Company extended the expiry date of the Warrant issued to the Series C-1 Preferred Stockholder by six months from June 30, 2021 to December 31, 2021. Further, on November 16, 2021, the Company extended the expiry date of the Warrant issued to the Series C-1 Preferred Stockholder by six months from December 31, 2021 to June 30, 2022. The Company considered this warrant as permanent equity per ASC Topic 815-40-35-2, the warrants would not be marked to market at each financial reporting date. However, where there is a subsequent change in assumptions related warrants (in the instant case, an extension of the expiration date of the warrants), the difference between the amount originally recorded and the newly calculated amount, based upon the changed assumptions, is determined and the difference between the before and after valuation is recorded as an expense, with the corresponding credit to additional paid-in capital. No additional warrants modification expense were recorded as of September 30, 2025 and September 30, 2024, respectively.

The Company determined the fair value using the Black-Scholes option pricing model with the following assumptions.

Schedule of Stock options assumptions:

	Before modification	After modification
Dividend rate	0%	0%
Risk-free rate	0.06%	0.12%
Weighted average expected life (years)	9 months	18 months
Expected volatility	25%	25%
Exercise price	$1.4	$1.4

The Company considered 25% volatility as from inception through the date of the Company common stocks.

Ex-director’s Stock option

On December 8, 2021, the Board of Directors approved a grant to Dennis Nguyen of a 10-year stock option to purchase 129,685 shares of common stock at an exercise price of $97.35 per share that are vested and are exercisable at any time.

Schedule of Stock Option:

	Share option	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding as of December 31, 2023	129,684	$97.35	8
Outstanding as of December 31, 2024	129,684	$97.35	7
Outstanding as of September 30, 2025	129,684	$97.35	6.25

The total fair value of options vested during the three and nine months period ended September 30, 2025 and 2024 was $0.

The Company determined the fair value using the Black-Scholes option pricing model with the following assumptions for the nine months ended September 30,2025 and 2024:

December 8, 2021
Dividend rate	0%
Risk-free rate	1.52%
Weighted average expected life (years)	10 years
Expected volatility	130%
Share price	$6.49

Ex-director’s stock awards

	Stock awards	Weighted average exercise price	Weighted average remaining contractual life
Unvested as of December 31, 2022	21,732	$114.75	0.92 years
Vested	(21,732)	114.75	—
Unvested as of December 31, 2023, 2024 and September 30, 2025	—	—	—

The Company issued 54,330 shares of its common stock on September 1, 2021 (“start date”) of which 43,464 shares shall be subject to vesting. The shares shall vest in accordance with the following vesting schedule: 10,866 vesting shares will vest every six-months for a two-year period from the start date, with the first vesting date being March 1, 2022. For the three and nine months period ended September 30, 2025 and 2024, the Company did not recognize any amortization of stock compensation expense.

NOTE – 14 SHAREHOLDERS’ DEFICIT

Authorized stock

The Company is authorized to issue two classes of stock. The total number of shares of stock which the Company is authorized to issue is 11,333,333 shares of capital stock, consisting of 6,333,333 shares of common stock, $0.0001 par value per share, and 5,000,000 shares of preferred stock, $0.0001 par value per share. On May 1, 2024, the Company effected a 1-for-15 reverse stock split of the issued and outstanding shares of the Company’s common stock. All share and per share information in these financial statements and its footnotes have been retroactively adjusted for the periods presented.

The holders of the Company’s common stock are entitled to the following rights:

Voting Rights: Each share of the Company’s common stock entitles its holder to one vote per share on all matters to be voted or consented upon by the stockholders. Holders of the Company’s common stock are not entitled to cumulative voting rights with respect to the election of directors.

Dividend Right: Subject to limitations under Nevada law and preferences that may apply to any shares of preferred stock that the Company may decide to issue in the future, holders of the Company’s common stock are entitled to receive ratably such dividends or other distributions, if any, as may be declared by the Board of the Company out of funds legally available therefor.

Liquidation Right: In the event of the liquidation, dissolution or winding up of our business, the holders of the Company’s common stock are entitled to share ratably in the assets available for distribution after the payment of all of the debts and other liabilities of the Company, subject to the prior rights of the holders of the Company’s preferred stock.

Other Matters: The holders of the Company’s common stock have no subscription, redemption or conversion privileges. The Company’s common stock does not entitle its holders to preemptive rights. All of the outstanding shares of the Company’s common stock are fully paid and non-assessable. The rights, preferences and privileges of the holders of the Company’s common stock are subject to the rights of the holders of shares of any series of preferred stock which the Company may issue in the future.

Common stock outstanding

As of December 31, 2024 and 2023, the Company had a total of 3,718,030 and 2,217,491 shares of its common stock issued and outstanding, respectively.

On February 10, 2021, the Company effected a 750 for 1 stock split of the issued and outstanding shares of the Company’s common stock. The number of authorized shares and par value remain unchanged. All share and per share information in this financial statements and footnotes have been retroactively adjusted for the periods presented, unless otherwise indicated, to give effect to the forward stock split.

On September 21, 2021, the Company effected a 1 for 2.5 stock split of the issued and outstanding shares of the Company’s common stock. The number of authorized shares and par value remain unchanged. All share and per share information in this financial statements and footnotes have been retroactively adjusted for the periods presented, unless otherwise indicated, to give effect to the reverse stock split.

On November 8, 2021, the Company entered into an underwriting agreement with Maxim Group LLC, related to the offering of 192,593 shares of the Company’s common stock (the “Firm Shares”), at a public offering price of $135.00 per share. Under the terms of the Underwriting Agreement, the Company granted the Underwriters an option, exercisable for 45 days, to purchase an additional 236,111 shares of common stock (the “Option Shares”) to cover over-allotments. The Company’s common stock was listed on the Nasdaq Capital Market on November 9, 2021 and began trading on such date. The closing (the IPO Closing.) of the offering and sale of the Firm Shares and the sale of 236,111 Option Shares occurred on November 12, 2021. Aggregate gross proceeds from the closing related to the Firm Shares and the Option Shares was $26,000,001 and $2,124,999, respectively. The Company incurred expenses of $2,677,846 in connection with the IPO.

Upon the closing of the IPO, all outstanding shares of preferred stock series A, B, B-1, C and C-1 were automatically converted into 59,259 shares, 50,960 shares, 3,200 shares, 31,040 shares and 279,680 shares of the Company’s common stock for the value of $8,000,000, $3,412,503, $466,720, $8,353,373 and $5,536,832, respectively.

On May 1, 2024, the Company effected a 1-for-15 reverse stock split of the issued and outstanding shares of the Company’s common stock. The number of authorized shares has changed to 6,333,333 shares and par value remain unchanged. All share and per share information in these financial statements and its footnotes have been retroactively adjusted for the years presented, unless otherwise indicated, to give effect to the reverse stock split.

The forward stock split and reverse stock split described above had no effect on the stated value of the preferred stock, and the number of designated shares and outstanding shares of each series of preferred stock was unchanged in accordance with the respective certificate of designations. The number of authorized shares of preferred stock remained unchanged.

During the years ended December 31, 2024 and 2023, the Company issued 133,333 and 213,072 shares of common stock to consultants in exchange for consulting services valued at $330,000 and $1,985,759, respectively.

During the years ended December 31, 2024 and 2023, the Company issued 275,095 and 101,480 shares of common stock to eighteen and twenty eight of its employees as compensation valued at $474,733 and $756,840, respectively.

During the years ended December 31, 2024 and 2023, the Company issued 300,000 and 0 shares of common stock for private placement valued at $250,000 and $0, respectively.

During the years ended December 31, 2024 and 2023, the Company issued 24,631 and 11,854 shares of common stock for settlement of acquisition of subsidiary valued at $75,002 and $62,500, respectively.

During the years ended December 31, 2024 and 2023, the Company issued 0 and 52,229 shares of common stock for staff exercised options, at $23.70 per share, total amounting to $0 and $1,226,793, respectively.

Warrants

In August 2019, the Company issued 1,400 warrants to purchase 1,400 shares of its common stock to one employee as compensation for his services to the Company, at a fair value of $17,500. Each warrant is convertible into one share of common stock at an exercise price of $0.0015 per share. The warrants will expire on the second (2nd) anniversary of the initial date of issuance. As at December 31, 2019, none of the warrants have been exercised. 1,400 shares were fully exercised during the year ended December 31, 2020.

In December 2020, the Company issued a certain number of warrants pursuant to the Series C-1 Subscription Agreement. Each redeemable warrant allows the holder to purchase one C-1 preferred stock at a price of $6,300 per share. The warrants shall be exercisable on or before December 31, 2020, 2021 and 2022. During the year ended December 31, 2022, the Company issued 126 warrants.

In December 2020, a total of 56 warrants were exercised in exchange for 56 Series C-1 preferred stocks. (refer note 17 for details).

Below is a summary of the Company’s issued and outstanding warrants as of December 31, 2024 and 2023: In December 2020, a total of 838 warrants were exercised in exchange for 838 Series C-1 preferred stocks:

	Warrants	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding as of December 31, 2020 (a)	137	$6,300.00	0.60
Issued (b)	142	$6,300.00	0.50
Issued (a)	9,630	$148.50	5.00
Exercised	(21)	$6,300.00	—
Expired	—	—	—
Outstanding as of December 31, 2021	9,888	$308.55	4.88
Issued (c)	248,586	$49.20	4.11
Exercised	(5,307)	$49.20	0.50
Expired	(238)	$6,300.00	—
Outstanding as of December 31, 2022	252,929	$53.55	4.03
Outstanding as of December 31, 2023	252,929	$53.55	3.02
Outstanding as of December 31, 2024	252,929	$53.55	2.00

There is no intrinsic value for the warrants as of December 31, 2024 and 2023.

(a)	Common stock will be issued upon exercise of the 9,630 warrants having intrinsic value of $0 and $73,667 as of December 31, 2022 and 2021, respectively.

(b)	Series C-1 Preferred Stock will be issued upon the exercise of the warrants. The Series C-1 Preferred Stock was automatically converted into 0 and 77,200 shares of common stock with the intrinsic value of $0 and $10,433,580 as of December 31, 2022 and 2021, respectively.

(c)	Common stock will be issued upon warrants exercise of the 243,299 warrants having no intrinsic value as of December 31, 2022.

On April 19, 2021, the Company extended the expiry date of the Warrant issued to the Series C-1 Preferred Stockholder by nine months from September 30, 2021 to December 31, 2021. Further, on November 16, 2021, the Company extended the expiry date of the Warrant issued to the Series C-1 Preferred Stockholder by six months from December 31, 2021 to June 30, 2022. The Company considered this warrant as permanent equity per ASC Topic 815-40-35-2, the warrants would not be marked to market at each financial reporting date. However, where there is a subsequent change in assumptions related warrants (in the instant case, an extension of the expiration date of the warrants), the difference between the amount originally recorded and the newly calculated amount, based upon the changed assumptions, is determined and the difference between the before and after valuation is recorded as an expense, with the corresponding credit to additional paid-in capital. No additional warrants modification expense were recorded as of December 31, 2024 and December 31, 2023, respectively.

The Company determined the fair value using the Black-Scholes option pricing model with the following assumptions.

Schedule of Stock options assumptions

	Before modification	After modification
Dividend rate	0%	0%
Risk-free rate	0.06%	0.12%
Weighted average expected life (years)	9 months	18 months
Expected volatility	25%	25%
Exercise price	$1.4	$1.4

The Company considered 25% volatility as from inception through the date of the Company common stocks.

Ex-director’s Stock option

On December 8, 2021, the Board of Directors approved a grant to Dennis Nguyen of a 10-year stock option to purchase 129,685 shares of common stock at an exercise price of $97.35 per share that are vested and are exercisable at any time.

Schedule of Stock Option

	Share option	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding as of December 31, 2022	—	—	—
Granted	129,684	97.35	10
Exercised	—	—	—
Expired	—	—	—
Outstanding as of December 31, 2023	129,684	$97.35	9.25
Granted	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding as of December 31, 2024	129,684	$97.35	8.25

The total fair value of options vested during the years ended December 31, 2024 and 2023 was $0.

The Company determined the fair value using the Black-Scholes option pricing model with the following assumptions for the years ended December 31, 2024 and 2023:

December 8, 2021
Dividend rate	0%
Risk-free rate	1.52%
Weighted average expected life (years)	10 years
Expected volatility	130%
Share price	$6.49

Ex-director’s stock awards

	Stock awards	Weighted average exercise price	Weighted average remaining contractual life
Unvested as of December 31, 2022	21,732	$114.75	0.92 years
Issued	—	—	—
Vested	(21,732)	114.75	—
Cancelled	—	—	—
Unvested as of December 31, 2023	—	—	—
Issued	—	—	—
Vested	—	—	—
Cancelled	—	—	—
Unvested as of December 31, 2024	—	$—	—

The Company issued 54,330 shares of its common stock on September 1, 2021 (“start date”) of which 43,464 shares shall be subject to vesting. The shares shall vest in accordance with the following vesting schedule: 10,866 vesting shares will vest every six-months for a two-year period from the start date, with the first vesting date being March 1, 2022. For the years ended December 31, 2024 and 2023, the Company recognized the amortization of stock compensation expense of $0 and $645,750, respectively.